Earnings Per Share - Schedule of Diluted Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	511,816	74,476	511,816	74,476	394,417	28,823
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	358,893	0	358,893	0	358,893	0
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	106,440	0	106,440	0
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share					0	19,000
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	46,483	18,476	46,483	18,476	35,524	9,823
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	0	56,000	0	56,000
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Computation of Diluted Earnings Per Share	0	0	0	0